Consolidated Statements of Financial Position	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Non-current assets
Property, plant and equipment	RM 39,713,887	$ 9,733,796	RM 78,010,660
Right-of-use asset, operating lease	136,148	33,370	10,382
Intangible assets			53,758,340
Total non-current assets	39,850,035	9,767,166	131,779,382
Current assets
Trade receivables, net			41,820,000
Other receivables, deposits and prepayments, net	41,509,128	10,173,804	175,310
Current tax asset	20,056	4,916	31,944
Cash and bank balances	31,218,867	7,651,683	32,636,917
Total current assets	72,748,051	17,830,403	74,664,171
Total assets	112,598,086	27,597,569	206,443,553
Current liabilities
Trade payables			9,220,900
Accruals	485,591	119,017	533,170
Contract liabilities	8,552,000	2,096,078
Lease liability, operating lease	128,150	31,409	10,954
Current tax liability	7,626	1,869	4,553
Total current liabilities	9,173,367	2,248,373	9,769,577
Non-current liabilities
Lease liability, operating lease	10,957	2,686
Deferred tax liabilities			6,466,803
Total non-current liabilities	10,957	2,686	6,466,803
Total liabilities	9,184,324	2,251,059	16,236,380
Net assets	103,413,762	25,346,510	190,207,173
Equity
Ordinary shares, par value USD0.0015 per share; 33,333,333 shares authorized; 1,765,256 and 1,765,256 shares issued and outstanding as of June 30, 2026 and 2025, respectively	23,308,795	5,712,940	23,308,795
Reserves	80,104,567	19,633,472	166,897,978
Equity attributable to owners of the Company	103,413,362	25,346,412	190,206,773
Non-controlling interests	400	98	400
Total equity	RM 103,413,762	$ 25,346,510	RM 190,207,173